Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total	$ 406,260,713	$ 442,363,389
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	250,924,094	276,317,897
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	307,291,923	344,489,484
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	82,565,630	88,536,685
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	54,899,665	57,113,676
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	7,256,607	8,608,378
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	162,570,021	190,230,745
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	32,575,382	22,480,884
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	222,046	0
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	152,368	159,805
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	151,521	446,815
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	32,049,447	21,874,264
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,409,841	20,384,721
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	293,079	573,887
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	184,731	27,604
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	514,253	0
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	17,417,778	19,783,230
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	47,983,567	55,008,300
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	7,596,870	8,697,345
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,358,329	1,383,915
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	141,520	497,382
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 38,886,848	$ 44,429,658